Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
In computing diluted loss per share, no effect has been given to the common shares issuable upon conversion or exercise of the following dilutive securities as the Company’s net loss would make the effect anti-dilutive.

	March 31, 2015 (unaudited)	December 31, 2014
Series A convertible preferred stock	—	625,895
Series B convertible preferred stock (including 525,004 shares from conversion of non-controlling interest)	—	1,262,651
Series C convertible preferred stock (including 187,183 shares from conversion of non-controlling interest)	—	537,233
Series D convertible preferred stock (including 358,146 shares from conversion of non-controlling interest)	—	2,145,810
Common stock warrants	637,980	18,176
Employee stock options	1,156,090	752,372
Total common shares issuable	1,794,070	5,342,137

In computing diluted loss per share, no effect has been given to the common shares issuable upon conversion or exercise of the following dilutive securities as the Company’s net loss would make the effect anti-dilutive.

	Year Ended December 31,
	2014	2013
Series A convertible preferred stock	625,895	625,895
Series B convertible preferred stock (including 525,004 shares from conversion of non-controlling interest)	1,262,651	1,262,651
Series C convertible preferred stock (including 187,183 shares from conversion of non-controlling interest)	537,233	537,233
Series D convertible preferred stock (including 358,146 shares from conversion of non-controlling interest)	2,145,810	2,145,810
Common stock warrants	18,176	18,176
Employee stock options	752,372	762,944
Total common shares issuable	5,342,137	5,352,709

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table represents the fair value of the warrant liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
As of December 31, 2014
Non-current liabilities:
Warrant liability	$—	$—	$303,102	$303,102

The following table represents the fair value of the warrant liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
As of December 31, 2014
Non-current liabilities:
Warrant liability	$—	$—	$303,102	$303,102

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following are the changes in the level 3 warrant liability for the three months ended March 31, 2015:

Beginning balance at December 31, 2014	$303,102
Settlement of warrant liability	(79,930)
Change in fair value	(223,172)
Ending balance at March 31, 2015	$0

The following are the changes in the level 3 warrant liability for the year ended December 31, 2014:

Beginning balance	$0
Issuance of warrants	1,398,384
Change in fair value	(1,095,282)
Ending balance	$303,102